Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net as of September 30, 2024 and 2023 consisted of the following:
	2024	2023
Accounts receivable	$19,716,856	$25,021,916
Less: allowance for expected credit losses	(1,003,514)	(2,391,641)
Accounts receivable, net	$18,713,342	$22,630,275

Schedule of Allowance for Expected Credit Losses	Changes of allowance for expected credit losses for the years ended September 30, 2024 and 2023 are as follow:
	2024	2023
Beginning balance	$2,391,641	$2,197,396
Cumulative-effect adjustment of adoption of CECL	(1,271,219)	-
(Reversal)/Addition	(157,175)	257,784
Exchange difference	40,267	(63,539)
Ending balance	$1,003,514	$2,391,641